ALPS ETF TRUST

ALPS EMERGING SECTOR DIVIDEND DOGS ETF

SUPPLEMENT DATED MARCH 21, 2014

TO THE PROSPECTUS AND THE SUMMARY PROSPECTUS FEBRUARY 12, 2014

Effective immediately, the information below replaces the second paragraph of the section titled “Principal Investment Strategies” in the Summary Prospectus and the summary section of the Prospectus:

The Index generally consists of 50 stocks on each annual reconstitution date, which is the third Friday of December each year.  The Index’s stocks must be constituents of the S-Network Emerging Markets universe, which includes stocks whose domicile and primary exchange listings are in countries identified by the World Bank as Upper Middle Income. The Index may include former Comecon (Council for Mutual Economic Assistance, a former economic organization led by the Soviet Union that comprised Eastern Bloc countries and other socialist states elsewhere in the world) countries classified by the World Bank as High Income, and certain Lower Middle Income countries may also be included.  Stocks from countries that do not have stock exchanges or open stock exchange structures (i.e. those that offer transparent price discovery mechanisms, impose no investment restrictions, impose no foreign exchange restrictions, permit unrestricted foreign investment or are subject to regulatory oversight) will be excluded.  The World Bank’s methodology for identifying Upper Middle Income Countries is based on the country’s gross national income (GNI) per capita.  The selection criteria for the universe also includes requirements for sector inclusion, primary exchange listing, minimum market capitalization, average daily trading volume and other factors.

The Index methodology selects the five stocks in each of the ten GICS sectors that make up the S-Network Emerging Markets which offer the highest dividend yields as of the last trading day in November. Dividend yield is computed based on the regular cash dividends paid by the company over the previous twelve month period, divided by the share price. The eligible stocks selected for inclusion in the Index are equally weighted. If there are less than five eligible securities represented in any sector, then the Index will include only those securities that qualify. Country representation is capped at five eligible securities. The Index is rebalanced quarterly.